Prospectus Supplement dated June 16, 2014
Prospectus Form #
Product Name	National	New York
RiverSource Retirement Advisor Variable Annuity®	S-6467 W (5/14)	S-6471 R (4/13)
RiverSource Retirement Advisor Advantage® Variable Annuity/RiverSource Retirement Advisor Select® Variable Annuity	S-6406 V (5/14)	S-6410 N (4/13)
RiverSource Retirement Advisor Advantage Plus® Variable Annuity/ RiverSource Retirement Advisor Select Plus® Variable Annuity	S-6273 V (5/14)	S-6362 P (5/14)
RiverSource Retirement Advisor 4 Advantage® Variable Annuity/RiverSource Retirement Advisor 4 Select® Variable Annuity/RiverSource Retirement Advisor 4 Access® Variable Annuity	S-6503 M (5/14)	S-6504 M (5/14)
RiverSource® RAVA 5 Advantage Variable Annuity/RAVA 5 Select Variable Annuity/RAVA 5 Access Variable Annuity (offered for contract applications signed prior to April 30, 2012)	140463 F (5/14)	140464 F (5/14)
RiverSource® RAVA 5 Advantage Variable Annuity/RAVA 5 Select Variable Annuity/RAVA 5 Access Variable Annuity (offered for contract applications signed on or after April 30, 2012)	S-6515 D (5/14)	S-6517 D (5/14)
RiverSource® RAVA 5 Advantage® Variable Annuity/RiverSource® RAVA 5 Select® Variable Annuity/RiverSource® RAVA 5 Access® Variable Annuity (offered for contract applications signed on or after April 29, 2013)	S-6594 C (5/14)	S-6595 C (5/14)
RiverSource® Retirement Group Annuity Contract I	S-6611 D (5/14)
RiverSource® Retirement Group Annuity Contract II	S-6612 D (5/14)
RiverSource Succession Select® Variable Life Insurance	S-6202 V (5/14)	S-6203 T (5/14)
RiverSource® Single Premium Variable Life Insurance	S-6199 K (5/08)
RiverSource® Variable Second-To-Die Life Insurance	S-6196 W (5/08)	S-6185 R (5/08)
RiverSource® Variable Universal Life 5/RiverSource® Variable Universal Life 5-Estate Series	S-6542 D (5/14)	S-6543 D (5/14)
RiverSource® Variable Universal Life IV/RiverSource® Variable Universal Life IV-Estate Series	S-6418 T (5/14)	S-6419 V (5/14)
RiverSource® Variable Universal Life Insurance	S-6194 AR (5/14)	S-6171 AT (5/14)
RiverSource® Variable Universal Life Insurance III	S-6189 AG (5/14)	S-6211 L (5/09)

This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the “Contracts”). Please retain this supplement with your prospectus for future reference.

Effective on August 11, 2014 the “DWS Funds” will become known as the “Deutsche Funds” and the below-listed fund will be renamed. In addition, the trust name will change from the “DWS Variable Series II” to “Deutsche Variable Series II”.

The following information will replace the current Fund description in the table in “The Funds” section of the prospectus or in “The Variable Account and the Funds” section of the prospectus:

Investing In	Investment Objective and Policies	Investment Adviser
Deutsche Alternative Asset Allocation VIP, Class B (previously DWS Alternative Asset Allocation VIP, Class B)	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; QS Investors, LLC and RREEF America L.L.C., sub-advisers.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6467-4 A (6/14)